SUPPLIERS	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
SUPPLIERS
NOTE 20 — SUPPLIERS

	12/31/2025	12/31/2024
Current
Goods, Materials and Services	2,923,676	1,878,391
Energy Purchased for Resale	913,400	771,509
CCEE - Short Term Energy	79,203	106,429
	3,916,279	2,756,329

Non-current
Goods, Materials and Services	11,646	7,697
Others	—	262
	11,646	7,959

	3,927,925	2,764,288
Accounting Policy
Obligations with the Company’s suppliers are recognized by the amounts of the transactions and settled by payments. There is no interest embedded in these obligations.